March 10, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

State Farm Associates’ Funds Trust

1933 Act Registration No. 2-27058

1940 Act Registration No. 811-1519

Ladies and Gentlemen:

On behalf of State Farm Associates’ Funds Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) post-effective amendment no. 57 to the Trust’s registration statement under the Securities Act, which is also amendment no. 35 to its registration statement under the 1940 Act (the “Amendment”).

The Amendment is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act, with an effective date of April 1, 2010. The Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you should have any questions concerning this filing, I have provided my contact information below.

/s/ David M. Moore
David M. Moore
Counsel
State Farm
One State Farm Plaza, A-3
Bloomington, Illinois 61710-0001
(309) 766-1908 (phone)
(309) 766-8423 (fax)
David.moore.ct95@statefarm.com